Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts (in Dollars)	$ 3,713	$ 3,942
Series A Convertible Preferred Stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Series A Convertible Preferred Stock, shares authorized	25,000,000	25,000,000
Series A Convertible Preferred Stock, shares issued	10,838,490	10,840,608
Series A Convertible Preferred Stock, shares outstanding	10,838,490	10,840,608
Series A Convertible Preferred Stock, liquidation (in Dollars per share)	$ 15.75	$ 15.75
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	13,862,738	13,637,258
Common stock, shares outstanding	13,862,738	13,637,258